Premises and Equipment - Premises and Equipment are Stated at Cost, Less Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 13,590,661	$ 14,138,133
Less accumulated depreciation	6,590,071	7,638,477
Premises and equipment, net	7,000,590	6,499,656
Land [Member]
Property, Plant and Equipment [Line Items]
Total	1,983,849	1,974,527
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	403,846	493,195
Original Useful Life Years	15 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,083,051	1,083,051
Original Useful Life Years	15 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	5,364,095	5,440,002
Original Useful Life Years	39 years
Furniture, Fixtures & Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 4,755,820	$ 5,147,358
Furniture, Fixtures & Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	3 years
Furniture, Fixtures & Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	7 years